Right of use assets	12 Months Ended
Dec. 31, 2021
Right of use assets
Right of use assets

19.Right of use assets

Details of the Company’s right of use assets are the following:

	Balance				Balance
	January 1,			Foreign	December 31,
	2021	Acquisitions	Additions	exchange	2021
Cost
Buildings	1,105,554	915,203	—	21,369	2,042,126
Equipment	36,268	38,901	—	—	75,169
	$1,141,822	954,104	—	21,369	$2,117,295
Accumulated depreciation
Buildings	810,295	—	122,600	20,006	952,901
Equipment	21,961	—	7,833	107	29,901
	832,256	—	130,433	20,113	982,802
Net Book Value	$309,566				$1,134,493

	Balance				Balance
	January 1,			Foreign	December 31,
	2020	Additions	Disposals	exchange	2020
Cost
Buildings	1,048,596	56,925	(44,725)	44,758	1,105,554
Equipment	36,268	—	—	—	36,268
	$1,084,864	56,925	(44,725)	44,758	$1,141,822
Accumulated depreciation
Buildings	426,516	333,725	(22,363)	72,417	810,295
Equipment	11,302	10,659	—	—	21,961
	437,818	344,384	(22,363)	72,417	832,256
Net book value	$647,046				$309,566

	Balance			Balance
	January 1,		Foreign	December 31,
	2019	Additions	exchange	2019
Cost
Buildings	$—	$1,036,158	$12,438	$1,048,596
Equipment	—	36,268	—	36,268
	$—	$1,072,426	$12,438	$1,084,864
Accumulated depreciation
Buildings	$—	$424,090	$2,426	$426,516
Equipment	—	11,302	—	11,302
	$—	$435,392	$2,426	$437,818
Net book value	$—			$647,046